Long-Term Debt And Other Borrowings, Net	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt And Other Borrowings, Net
NOTE 9 –LONG-TERM DEBT AND OTHER BORROWINGS, NET
The fair values of the Company’s outstanding borrowings approximate the carrying values. The following is a summary of long-term debt:

(in ‘000)	December 31, 2021	December 31, 2020
Term Loan – UBS	$305,807	$308,959
Term Loan – BNP Paribas	—	9
Notes under the Backstop Agreement	120,000	—
Other Borrowings	173	—

Total	425,980	308,968
Less — current portion	3,326	3,161
Less — equity component, net of accumulated amortization	15,517	—
Less—debt issuance cost, net of accumulated amortization of $6.1 million and $3.7 million, respectively	8,022	7,403

Total notes and debentures	399,115	298,404
Other Borrowings—Notes payable	—	—

Total Long-term debt and other borrowings	$399,115	$298,404

The following is the summary of future principal repayments on long-term debt:

(in ‘000)	Amount
2022	$3,326
2023	3,153
2024	299,501
2025	—
2026	—
Thereafter	120,000

Total	$425,980

Senior Secured Term Loan—
UBS
On December 21
, 2018
, the Company entered into a credit agreement with UBS that consisted of a term loan of $280.0 million as well as a senior secured revolving credit facility with UBS (the “Senior Secured UBS Term Loan”, and together with the senior secured revolving credit facility, the “Credit Facilities”). The Senior Secured UBS Term Loan required quarterly principal and interest payments of LIBOR plus 5.5
%. All remaining principal and interest payments are due on December 21, 2024
.
On November 12
, 2019
, the Company amended the Senior Secured UBS Term Loan in order to raise an additional $35.0 million. Under the amended agreement, the maturity date of the term loan and interest rate remained unchanged.

However, the quarterly principal repayment changed to $0.8
 million. The principal and quarterly interest are paid on the last business day of each quarter, except at maturity.
As a result of this debt modification, the Company incurred $1.5 million in debt issuance costs, which was capitalized and is being amortized over the remaining term of the loan along with the unamortized debt issuance costs of the original debt. For the year ended December 31, 2021, the Company recognized interest expense related to the contractual interest expense of $17.7 million and interest expense related to the amortization of the debt issuance costs of $2.0 million.
The term loan agreement limits cash dividends and other distributions from the Company’s subsidiaries to Kore Group Holdings Inc. and also restricts the Company’s ability to pay cash dividends to its shareholders. At December 31
, 2021
and 2020
, restricted net assets of the consolidated subsidiaries were $261.0 and $300.0
 million.
The term loan agreement contains, among other things, financial covenants related to maximum total debt to adjusted EBITDA ratio and a minimum total leverage ratio. The Company was in compliance with these covenants for the years ended December 31
, 2021
, 2020
and 2019
. The credit agreement is substantially secured by all the Company’s assets.
The Company’s principal outstanding balances on the Senior Secured UBS Term Loan were $305.8 million and $309.0
 million as of December 31
, 2021
and 2020
, respectively.
Senior Secured Revolving Credit Facility –
UBS
On December 21
, 2018
, the Company entered into a $30.0
 million senior secured revolving credit facility with UBS (the “Senior Secured Revolving Credit Facility”, and together with the Senior Secured UBS Term Loan, the “Credit Facilities”).
Borrowings under the Senior Secured Revolving Credit Facility bear interest at a floating rate which can be, at the Company’s option, either (1) a LIBOR rate for a specified interest period plus an applicable margin of up to 5.50% or (2) a base rate plus an applicable margin of up to 4.5%. After the Closing Date, the applicable margins for LIBOR rate and base rate borrowings are each subject to a reduction to 5.25% and 4.25%, respectively, if the Company maintains a total leverage ratio of less than or equal to 5.00:1.00. The LIBOR rate applicable to the Senior Secured Revolving Credit Facility is subject to a “floor” of 0.0%. Additionally, the Company is required to pay a commitment fee of up to 0.50% per annum of the unused balance.

The obligations

of the Company and the obligations of the guarantors under the Credit Facilities are secured by first priority pledges of and security interests in (i) substantially all of the existing and future equity interests of KORE Wireless Group, Inc. and each of its subsidiaries organized in the U.S., as well as 65
% of the existing and future equity interests of certain first-tier foreign subsidiaries held by the borrower or the guarantors under the Credit Facilities and (ii) substantially all of the KORE Wireless Group, Inc.’s and each guarantor’s tangible and intangible assets, in each case subject to certain exceptions and thresholds.
As of December 31
, 2021
and 2020
, no
outstanding amounts were drawn on the Senior Secured Revolving Credit Facility.
Term Loan—BNP Paribas
The loan matured in January 2021
and bore interest at 2.15
% per annum with fixed payments of $7,740
, which were payable monthly. On January 2, 2021
, the Company extinguished the term loan outstanding with BNP Paribas by making the final fixed monthly payment.
Bank Overdraft Facility – BNP Paribas Fortis N.V.
On October 8
, 2018
, a Belgium subsidiary of the Company entered into a €250,000 bank overdraft facility with BNP Paribas Fortis, (the “Bank Overdraft Facility”). Borrowings under the Bank Overdraft Facility have an indefinite term. Borrowings under the Bank Overdraft Facility bear interest at a floating rate which is a base rate plus an applicable margin of up to 2.0
%. The base fee amounts to 9.40
% as of December 31
, 2021
and is variable. Any overages are charged against a percentage of 6
% on a yearly basis. There is no
commitment fee payable for the unused balance of the Bank Overdraft Facility.
As of December 30
, 2021
, and December 31
, 2020
, the Company had €0
drawn on the Bank Overdraft Facility.

Backstop Agreement
On September 30
, 2021
, KORE Wireless Group Inc. issued to affiliates of Fortress Credit Corp. (“Fortress”) $95.1 million aggregate principal amount of senior unsecured exchangeable notes due September 30
, 2028
(“Backstop Notes”) pursuant to an indenture (the “Indenture”), dated September 30
, 2021
, by and among KORE Group Holdings, Inc., KORE Wireless Group Inc. and Wilmington Trust, National Association, as trustee. The Backstop Notes were issued at par, bearing interest at the rate of 5.50% per annum, and a maturity of seven years. The Backstop Notes are guaranteed by the Company and are exchangeable into common stock of the Company at $12.50 per share (“the Base Exchange Rate”) at any time at the option of Fortress. The Company may redeem the Notes for cash, force an exchange into shares of its common stock at $16.25 per share or settle with a combination of cash and an exchange. At the Base Exchange Rate, the Backstop Notes are exchangeable into 7.6 million shares of common stock. The Company paid a one
-time commitment fee of $1.5 million in exchange for the issuance of the Backstop Notes. The Base Exchange Rate may be adjusted for certain dilutive events or change in control events as defined by the Indenture (the “Adjusted Exchange Rate”). Additionally, if after the 2
-year anniversary of the issuance of the Backstop Notes the Company’s shares are trading at a defined premium to the Base Exchange Rate or applicable Adjusted Exchange Rate, the Company may redeem the Backstop Notes for cash, force an exchange into shares of its common stock at an amount per share based on a time-value make whole table, or settle with a combination of cash and an exchange (the “Company Option”). Since the Company may use the Company Option to potentially settle all or part of the Backstop Notes for the cash equivalent of the fair value of the common stock for which the notes may be exchanged, a portion of the proceeds of the Backstop Notes have been allocated to equity, based on the estimated fair value of Backstop Notes had they not contained the exchange features. The unamortized discount and issuance costs will be amortized through September 30
, 2028
. The effective interest rate of the liability component is 8.4%.
On October 28
, 2021
, KORE Wireless Group Inc. issued an additional $24.9 million aggregate principal amount of senior unsecured exchangeable notes due September 30, 2028

(“Additional Backstop Notes” and together with the Backstop Notes, the “Notes under the Backstop Agreement”), pursuant to the Indenture. The Additional Backstop Notes have identical terms to the Backstop Notes. The Additional Backstop Notes were purchased at par, plus accrued interest, with interest accruing on the Additional Backstop Notes as of September 30, 2021
. The Additional Backstop Notes are guaranteed by the Company and may be exchangeable into common stock of the Company at

$12.50
per share. The Company may redeem the Notes for cash, force an exchange into shares of its common stock at $16.25 per share or settle with a combination of cash and an exchange. At the Base Exchange Rate, the Additional Backstop Notes are exchangeable into 1.9 million shares of common stock. The Sponsor contributed 100,000 shares of common stock of the Company to LLC Merger Sub, which were transferred by LLC Merger Sub to Fortress, as a commitment fee, pursuant to the terms and upon the conditions set forth in the Commitment Letter. Since the Company may use the Company Option to potentially settle all or part of the Additional Backstop Notes for the cash equivalent of the fair value of the common stock for which the notes may be exchanged, a portion of the proceeds of the Additional Backstop Notes have been allocated to equity, based on the estimated fair value of Additional Backstop Notes had they not contained the exchange features. The unamortized discount and issuance costs will be amortized through September 30
, 2028
. The effective interest rate of the liability component is 8.4
%.
As of December 31
, 2021
, unamortized debt issuance costs and unamortized equity component costs were $2.5 and $15.5
 million, respectively. The net carrying amount of the Notes under the Backstop Agreement is $102.0 million. For the year ended December 31, 2021, the interest cost related to the contractual interest coupon was approximately $1.6 million. For the year ended December 31, 2021, the interest cost related to the amortization of debt issuance costs related to the liability component was approximately $0.5 million.
The Backstop Agreement contains a customary
six-month
lock up following the closing, which prohibits Fortress from hedging the Notes under the Backstop Agreement by short selling the Company’s common stock or hedging the notes via the Company’s warrants or options.
The Indenture contains, among other things, financial covenants related to maximum total debt to adjusted EBITDA ratio. The Company was in compliance with these covenants for the year ended December 31, 2021.
As of December 31
, 2021
, the value of the 9.6
 million shares underlying the Backstop Notes and the Additional Backstop Notes is less than the fair value of the Notes under the Backstop Agreement. The Company’s principal outstanding balances on the Notes under the Backstop Agreement were $120.0 million and $0.0
 million as of December 31
, 2021
and 2020
, respectively.